Adjusting Items Included In Profit From Operations - Other Adjusting Items - Additional Information (Details) £ in Millions, $ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Jun. 30, 2022 USD ($)
Profit from Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses	£ 1,473	£ 94	£ 460
Litigation expense included in other operating expense	80	23	80
Impairment and associated costs in respect of assets/liabilities held-for-sale/disposed of in the period	958	£ 71
Charges recognised in respect of DOJ and OFAC investigations into alleged historical breaches of sanctions	450
All Litigations | Engle and Other Litigations Costs
Profit from Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses	104
UNITED STATES
Profit from Operations [Line Items]
Net credit in respect of a settlement gain related to partial buy-out of the U.S. Pension fund	15
Amount of plan liabilities removed from the balance sheet	1,300			$ 1.6
Illinois | R J Reynolds Tobacco Company | MSA Litigation
Profit from Operations [Line Items]
Gains on litigation settlements	24
BAT Pars Company PJSC
Profit from Operations [Line Items]
Impairment and associated costs in respect of assets/liabilities held-for-sale/disposed of in the period	1		358
Reclassified foreign exchange previously recognised in other comprehensive income			£ 272
Russian Businesses
Profit from Operations [Line Items]
Impairment and associated costs in respect of assets/liabilities held-for-sale/disposed of in the period	£ 957